Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for level 3 convertible notes $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation of the beginning and ending balances for level 3 convertible notes [Abstract]
Beginning balance
Issuance of Bridge Notes	57,500
Changes in fair value of Bridge Notes	9,861
Conversion as of Merger	(67,361)
Ending balance